37. Financial instruments and risk management (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments And Risk Management
Current portion, assets	R$ 53,875	R$ 82,454
Non-current portion, assets	26,915	134,468
Transactions involving derivatives, assets	80,790	216,922
Current portion, liabilities	(14,044)	(36,163)
Non-current portion, liabilities	(18,419)	(45,310)
Transactions involving derivatives, liabilities	(32,463)	(81,473)
Current portion, net	39,831	46,291
Non-current portion, net	8,496	89,158
Transactions involving derivatives, net	R$ 48,327	R$ 135,449